Johnson Realty Fund (Prospectus Summary) | Johnson Realty Fund
The Johnson Realty Fund
Investment Objective:
Above average dividend income and long term capital growth
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Johnson Realty Fund
Redemption Fee	[1]	none
Exchange Fee		none
[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Realty Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.01%
Total Annual Fund Operating Expenses		1.01%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Realty Fund	104	323	560	1,241

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.19% of the average value of its portfolio.
Principal Investment Strategies of the Fund:
The Fund invests primarily in equity securities of companies in the real estate industry, including but not limited to REITs (real estate investment trusts)
and other real estate related equity securities. The Fund's Adviser uses
Fundamental "bottom-up" analysis to select securities, favoring companies that the Adviser believes offer better growth prospects at reasonable valuations.
The Adviser examines Fundamental criteria such as income statements, balance sheets, and cash flow analysis to evaluate a company's growth prospects. The
Adviser enhances this approach by using "top-down" economic information to determine which property types or areas of the real estate industry will be emphasized. The Fund may sell a security if the security reaches the Adviser's valuation target, if the Adviser believes the company's fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the Fund's total assets will be in the real estate industry.
Principal Risks of Investing in the Fund:
As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Real Estate Risk - The Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as:

o Decreases in real estate values

o Overbuilding

o Environmental liabilities

o Increases in operating costs, interest rates and/or property taxes.

o Some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects.

o REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

Small and Medium Sized Company Risk - In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

o Possible dependence on a limited product line, limited financial resources or a limited management group.

o Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

o Greater fluctuation in value than larger, more established company stocks.

Interest Rate Risk - The value of your investment may decrease when interest rates rise. Securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities.
The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.
The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
Average Total Returns for the Realty Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 32.59% in the third quarter of 2009, and the lowest return was -39.51% in the fourth quarter of 2008.
Average Annual Total Returns: For the Periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Realty Fund	Return Before Taxes	8.25%	(3.25%)	8.69%
Johnson Realty Fund After Taxes on Distributions	Return After Taxes on Distributions	7.54%	(4.61%)	7.49%
Johnson Realty Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.35%	(3.07%)	7.58%
Johnson Realty Fund NAREIT Index	NAREIT Index (reflects no deduction for fees, expenses or taxes)	8.28%	(1.42%)	10.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.